Basis of Presentation and Significant Accounting Policies (Details)		12 Months Ended
	Apr. 05, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)
Class of Stock [Line Items]
Exchange ratio	33.638698
Debt securities, available-for-sale | $					$ 52,490,507
Cash, FDIC Insured Amount | SFr				SFr 100,000
Foreign currency transaction gain (loss) | $		$ 325,317	$ (59,660)
Issuance of Class A ordinary shares upon business combination (in shares)		18,424,355
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other income (expense), net
Of which classified within cash and cash equivalents
Class of Stock [Line Items]
Debt securities, available-for-sale | $					$ 19,881,399
Minimum
Class of Stock [Line Items]
Property and equipment, useful life		3 years
Maximum
Class of Stock [Line Items]
Property and equipment, useful life		5 years
Class A Ordinary Shares
Class of Stock [Line Items]
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in shares)	11,700,000
Issuance of Class A ordinary shares upon business combination (in shares)	18,501,284
Class C Ordinary Shares
Class of Stock [Line Items]
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in shares)	15,775,472